==================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-K

             X ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
                         SECURITIES EXCHANGE ACT OF 1934

                     For the fiscal year ended June 30, 1996

                                       OR

            TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
                         SECURITIES EXCHANGE ACT OF 1934
                        For the transition period from to

                         Commission file number 1-12830

                                  BioTime, Inc.
             (Exact name of registrant as specified in its charter)

                 California                                  94-3127919
       (State or other jurisdiction of                    (I.R.S. Employer
       incorporation or organization)                     Identification No.)

       935 Pardee Street, Berkeley, California                  94710
       (Address of principal executive offices)               (Zip Code)

        Registrant's telephone number, including area code (510) 845-9535

               Securities registered pursuant to Section 12(b) of the Act:

                           Common Shares, no par value
                                (Title of Class)

         Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

         Indicate by check mark if disclosure of delinquent  filers  pursuant to
Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [ X ]

The approximate aggregate market value of voting stock held by nonaffiliates of the registrant was $41,310,579 as of September 13, 1996.

                                    2,782,071
         (Number of Common Shares outstanding as of September 13, 1996)

                       Documents Incorporated by Reference

      Proxy Statement for the Company's 1996 Annual Meeting of Shareholders

                                     PART I


Item 1.  Description of Business

Overview

         BioTime Inc. is a development stage company engaged in the research and development of aqueous based synthetic solutions that can be used as plasma expanders, blood substitutes during hypothermic (low temperature) surgery, and organ preservation solutions. These products are intended for several important medical applications, including: the emergency treatment of blood loss due to traumatic injury or during surgery; cardiopulmonary bypass surgery; the replacement of very large volumes of a patient's blood during cardiac surgery and neurosurgery that involve lowering the patient's body temperature to hypothermic levels; the preservation of body organs and tissues awaiting transplant; cancer treatment; and other biomedical applications. Because the Company's solutions are synthetic, rather than human blood byproducts, use of the solutions would not pose the risk of transmitting AIDS, hepatitis or other blood borne infectious diseases, and would not have to be matched to a patient's blood type.

         The Company's first two blood replacement products are Hextend(R) and PentaLyte,TM which are composed of different hydroxyethyl starches, electrolytes, sugar and a buffer. The Company believes that a solution that sustains the patient's fluid volume and physiological balance, thereby maintaining tissue and organ function, can reduce or eliminate the need for supplemental whole blood and blood plasma. Based upon the results of its laboratory research, the Company has determined that in many emergency care and surgical applications, it is not necessary for the solution to include special oxygen carrying molecules to replace red blood cells. Therefore, the Company has devoted its efforts to the development of formulations that do not rely upon the use of recombinant DNA or other complex technologies to synthesize and assimilate into solution costly and potentially toxic oxygen carrying molecules such as hemoglobin and perfluorocarbons.

         The Company has filed an Investigational New Drug Application ("IND") with the Food and Drug Administration ("FDA") and has received permission to commence Phase III clinical trials of Hextend(R) in approximately 125 patients. These Phase III clinical trials are designed to test whether the use of Hextend(R) can improve patient outcomes by maintaining organ perfusion and preventing the adverse effects of hypovolemia (loss of blood volume) during surgical procedures that often involve a large amount of blood loss. It is expected that Hextend(R) will be tested in a variety of surgical procedures, such as orthopedic, urologic and gastro-intestinal surgery. These clinical trials are expected to begin in October 1996 at the Duke University Medical Center in Durham, North Carolina. Although BioTime has conducted pharmacology and toxicology testing of Hextend,(R) and has compiled a significant amount of data demonstrating the safety and efficacy of Hextend(R) in laboratory testing using animal subjects, the outcome of human trials cannot be predicted with certainty.

         The time frame in which the Company will be able to complete the clinical testing necessary and file a New Drug Application ("NDA") for FDA approval depends in part upon the ability of the Company to obtain sufficient financing for that purpose, as well as a manufacturer willing to produce

Hextend(R) in compliance with FDA "good manufacturing practices." The Company is seeking to obtain the necessary financing from one or more pharmaceutical companies that would be capable of manufacturing Hextend(R) for commercial distribution when FDA approval is obtained. See "Manufacturing" and "Government Regulation."

         To reduce the capital costs and delays inherent in acquiring or establishing a pharmaceutical manufacturing facility and establishing a marketing organization, the Company will seek contract, licensing or joint venture arrangements with one or more pharmaceutical companies for the production and marketing of the Company's products. If such arrangements cannot be made on acceptable terms, the Company would be required to obtain additional capital to construct or acquire its own manufacturing facilities and establish its own marketing organization. There is no assurance that the Company would be able to raise sufficient capital for those purposes.

         The Company was incorporated under the laws of the State of California on November 30, 1990. The Company's principal office is located at 935 Pardee Street, Berkeley, California 94710. Its telephone number at such office is (510) 845-9535.


The Market for Plasma Expanders, Blood Substitutes and Organ Preservation
 Solutions

         The transfusion of human blood or blood products is presently the traditional and only commercially available means for treating patients suffering from severe blood loss requiring the replacement of more than 30% of their blood volume. The transfusion market in the United States consists of two principal segments. The acute blood loss segment, which comprises approximately 60 percent of the transfusion market, includes transfusions required in connection with trauma, surgery and unexpected blood loss. The chronic blood loss segment represents approximately 40 percent of the transfusion market includes transfusions in connection with general medical applications and chronic anemias. Approximately 14 million units of blood were transfused in the United States in 1992, of which approximately 8.5 million units were administered to patients suffering the effects of acute blood loss. Patient charges for the units of blood used in the United States in 1992 for the treatment of acute blood loss were approximately $2.5 billion.

         The use of whole blood or human blood products presents a number of medical risks and logistical problems that could be reduced or eliminated if a safe and effective synthetic plasma expander or blood substitute were available. Transfused blood can only be used in recipients having a blood type compatible with that of the donor. Delays in treatment resulting from the necessity of blood typing prior to transfusion, together with the limited shelf life of blood and the limited availability of certain blood types, impose constraints on the rapid availability of compatible blood for transfusion. Accident victims, wounded soldiers and persons with rare blood types may die while awaiting compatible blood. In addition, clerical error continues to result in transfusion related deaths. The problem of blood type compatibility and availability could be eliminated by the use of a universally compatible synthetic blood plasma. A synthetic product with a long shelf life that could be stored at room temperature would also resolve problems of perishability of whole blood products.

         The past decade has seen an increase in the incidence of blood-borne infectious diseases, such as AIDS and hepatitis B, C, D, E, and F which has heightened the awareness of both health professionals and patients to the inherent risk from blood transfusions. Although new tests have been developed, such tests have not entirely eliminated the risk of infectious blood-borne disease transmission. In addition, despite improved testing standards, human error still results in the release of contaminated units of blood. Furthermore, some infectious diseases are known to contaminate the blood supply but cannot be avoided because no reliable or cost effective diagnostic tests exist. New infectious agents can suddenly appear in the blood supply, and it can take years to develop a reliable test for such agents. Several years elapsed between the appearance of AIDS and the development of a reliable test, and numerous patients contracted AIDS from transfusions during that time. A synthetic blood plasma or blood substitute not derived from human blood products would be advantageous because it could be used without exposing the patient to the risk of infection by a blood-borne disease.

         The current blood supply is dependent upon volunteer donors. Increasingly stringent donor- screening criteria have caused the donor pool, and therefore the potential supply of blood, to contract. As a consequence, the cost and intricacy of collecting, testing and storing blood has greatly increased in recent years, and many blood banks have experienced inventory shortages. An improved synthetic blood plasma volume expander that can be manufactured at an economical price would help alleviate the blood shortage problems that arise from dependence upon donated blood.

         Organ transplant surgery is a growing field. Approximately 5,000 donors donate organs, and approximately an additional 5,000 donors donate skin, bone and other tissues in the United States each year. As more surgeons have gained the necessary expertise and surgical methods have been refined, the number of transplant procedures has increased, as has the percentage of successful transplants. Organ transplant surgeons and their patients face two major obstacles, namely the shortage of available organs from donors, and the limited amount of time that a transplantable organ can be kept viable between the time it is harvested from the donor and the time it is transplanted into the recipient.

         The scarcity of transplantable organs makes them too precious to lose and increases the importance of effective preservation technology and products. Current organ removal and preservation technology generally requires multiple preservation solutions to remove and preserve effectively different groups of organs, and limits preservation times of those organs for transplant use. BioTime is seeking to address this problem by developing a more effective organ preservation solution that will permit surgeons to harvest all transplantable organs from a single donor. The Company believes that preserving the viability of all transplantable organs and tissues simultaneously, at low temperatures, would extend by several hours the time span in which the organs can be preserved prior to transplant.


The Products

Products for Surgery, Plasma Replacement and Emergency Care

         Background. Severe blood loss during surgery or from trauma injuries caused by blunt or penetrating force can cause fatal shock. Whole blood or packed red cells generally cannot be administered to a patient until the patient's blood serum has been typed and sufficient units of compatible blood or red cells can be located. The use of human blood products also poses the risk of exposing the patient to blood borne diseases such as AIDS and hepatitis. While some fluid needs can be temporarily met by various colloid and crystalloid plasma extenders, those solutions are generally not used to replace more than 30% of a patient's blood. The solutions being developed by the Company are intended to be more complete synthetic plasma volume expanders that can replace more than 30% of a patient's blood volume and can provide more of the components necessary to prevent physiological shock during emergency care and surgical procedures.

         Synthetic Blood Plasma Expander. The Company is developing Hextend(R) , PentaLyteTM and other synthetic plasma expander solutions to treat acute blood loss that occurs during many kinds of surgery, particularly cardiac, orthopedic and gastrointestinal operations. The solutions could also be used by emergency room physicians or by paramedics while the patient is being transported to the hospital to treat acute blood loss in trauma victims. Because BioTime's solutions are synthetic, they could be used without matching the patient's blood type and would not pose the risk of transmitting AIDS, hepatitis or other blood borne infectious diseases.

         Hextend(R) , PentaLyteTM and BioTime's other solutions contain constituents that may prevent or reduce the physiological imbalances that can impair or inhibit blood clotting and cardiac function in acute blood loss patients. Hextend(R) and PentaLyteTM are similar formulations, except that Hextend(R) uses a high molecular weight hydroxyethyl starch (hetastarch) whereas PentaLyteTM uses a low molecular weight hydroxyethyl starch (pentastarch). The higher molecular hetastarch is retained in the blood longer than the lower molecular weight pentastarch, which may make Hextend(R) the product of choice when a larger volume of plasma expander or blood substitute for low temperature surgery is needed or where the patient's ability to regenerate his own blood after surgery is compromised. PentaLyte,TM with its lower molecular weight pentastarch, would be eliminated from the blood faster than Hextend(R) and might be used when less plasma expander is needed or where the patient is more capable of quickly regenerating lost blood.

         BioTime has not attempted to synthesize potentially toxic and costly oxygen carrying molecules such as hemoglobin because the loss of fluid volume and physiological balance may contribute as much to shock as the loss of the oxygen carrying component of the blood. Surgical and trauma patients are routinely given supplemental oxygen and retain a substantial portion of their own red blood cells, so the lack of oxygen carrying molecules in the Company's solutions should not pose a significant contraindication to use.

         Experiments by BioTime scientists have demonstrated that laboratory animals are able to survive at normal temperatures and without supplemental oxygen when more than two-thirds of their circulating blood volume is replaced by BioTime's artificial plasma solution, Hextend(R) and PentaLyteTM. When animals are placed in an oxygen rich environment, they are able to survive at normal temperatures when even more of their circulating blood volume is replaced by Hextend(R).

         BioTime has a cooperative research program with the Department of Surgery at the Metropolitan Hospital Center in New York City to test the potential usefulness of Hextend(R) and

PentaLyteTM as trauma care products. In a series of laboratory animal experiments, researchers at Metropolitan Hospital have shown the ability of Hextend(R) and PentaLyteTM to replace blood lost due to severe bleeding. Results from certain of these tests indicate that Hextend(R) and PentaLyteTM may prove more effective at maintaining blood calcium levels than a leading commercially available plasma extender when used to replace large volumes of blood. Calcium can be a significant factor in regulating blood clotting and cardiac function. Results from other in vitro tests of Hextend(R) indicate that Hextend(R) does not alter the activity of a number of specific blood clotting factors, other than by simple hemodilution.


Products for Hypothermic Surgery

         Background. Approximately 400,000 coronary bypass and other open heart surgeries are performed in the United States annually, and approximately 18,000 aneurysm surgeries and 4,000 arterio-venous malformation surgeries were performed in the United States during 1989. Those procedures often require the use of cardio-pulmonary bypass equipment to do the work of the heart and lungs during the surgery. During open heart surgery and surgical procedures for the treatment of certain cardiovascular conditions such as large aneurysms, cardiovascular abnormalities and damaged blood vessels in the brain, surgeons must temporarily interrupt the flow of blood through the body. Interruption of blood flow can be maintained only for short periods of time at normal body temperatures because many critical organs, particularly the brain, are quickly damaged by the resultant loss of oxygen. As a result, certain surgical procedures are performed at low temperatures because lower body temperature helps to minimize the chance of damage to the patient's organs by reducing the patient's metabolic rate, thereby decreasing the patient's needs during surgery for oxygen and nutrients which normally flow through the blood.

         Current technology limits the degree to which surgeons can lower a patient's temperature and the amount of time the patient can be maintained at a low body temperature because blood, even when diluted, cannot be circulated through the body at near-freezing temperatures. As a result, surgeons face severe time constraints in performing surgical procedures requiring blood flow interruption, and those time limitations prevent surgeons from correcting certain cardiovascular abnormalities.

         CardioPulmonary Bypass Solution. BioTime plans to test the use of Hextend(R) as cardio-pulmonary bypass circuit priming solutions. In order to perform heart surgery, the patient's heart must be stopped and mechanical apparatus is used to oxygenate and circulate the blood. The cardio-pulmonary bypass apparatus requires a blood compatible fluid such as Hextend(R) to commence and maintain the process of diverting the patient's blood from the heart and lungs to the mechanical oxygenator and pump.

         BioTime believes that Hextend(R) will maintain blood pressure and physiological balance better than the solutions presently used as bypass priming solutions. Approximately 1.5 to 2 liters of Hextend(R) would be used for each bypass operation. Based upon the number of coronary bypass operations performed, the potential market for Hextend(R) as bypass circuit priming solutions in the United States would be 600,000 to 800,000 liters annually.

         Low Temperature Blood Substitute Solution. The Company is also developing Hextend(R) as a low temperature blood substitute that will be used to replace all of a patient's circulating blood volume to permit the rapid and profound cooling of patients in the performance of surgery in hypothermic bloodless conditions. Although surgeons are already using other solutions to supplement the blood during the performance of certain limited surgical procedures, the Company is not aware of any complete blood-substitution procedures in current surgical practice.

         Hextend(R) would be introduced into the patient's body during the cooling process. Once the patient's body temperature is near ice cold levels, and the heart and brain are temporarily arrested, the surgeon would perform the operation. During the surgery, the solutions may be circulated throughout the body in place of blood, or the patient's circulation may be arrested for a period of time if an interruption of fluid circulation is required in order to perform the surgical procedure. Upon completion of the surgery, the patient would be slowly warmed, the patient's blood would be reintroduced into the patient's vascular system and then warmed further.

         The Company believes that low temperature bloodless surgery would be primarily suitable for open heart operations, operations to repair major vascular disorders such as aneurysms, and removal of tumors from the brain, head, neck or heart. Based upon laboratory studies using baboons and dogs, BioTime has developed protocols for using Hextend(R) to replace all of the subject's blood for one to four hours at temperatures ranging from 10oC to 1oC. BioTime has begun a series of laboratory studies testing the use of the solution in low temperature open chest cardiac surgery in dogs. The purpose of these studies is to develop protocols for aortic surgery and other cardio-vascular procedures in human patients.

         Minimally Invasive Cardiac Surgery. Cardiac surgeons are working to develop procedures to repair damaged coronary arteries and heart valves using optically guided instruments that can be inserted into the heart through blood vessels or small incisions, without the need to open the patient's chest cavity. BioTime believes that Hextend(R) may be useful in these minimally invasive closed chest cardiac procedures because the solution is transparent and if it were used to completely replace blood at low temperatures it would permit surgeons to use their optically guided instruments inside the heart or blood vessels without having their view obstructed by red blood. BioTime intends to conduct a series of laboratory studies using animal subjects to test the utility of Hextend(R) as a low temperature blood substitute in such procedures.


Organ Transplant Products

         Background. Organ transplant surgery is a growing field. Approximately 5,000 donors donate organs, and approximately an additional 5,000 donors donate skin, bone and other tissues in the United States each year. As more surgeons have gained the necessary expertise and surgical methods have been refined, the number of transplant procedures has increased, as has the percentage of successful transplants.

         A significant problem that arises frequently in the field of organ transplant surgery is the inability to recover more than a few viable organs from a donor. Currently, surgeons use different preservation solutions for different organs or different groups of organs. As a result, a separate procedure using a different preservation solution is required to preserve and remove each organ, or system of related organs. The removal of one organ can impair the viability of other organs. Available technology does not permit surgeons to keep the remaining organs viable within the donor's body for a significant time after the first organ is removed.

         Another problem in the field of organ transplant surgery is the timely matching and delivery of compatible organs from donors to recipients. Currently, an organ available for transplant is flushed with an ice cold solution during the removal process to deactivate the organ and preserve its tissues, and then the organ is transported on ice to the donee. The ice cold solutions currently used, together with transportation on ice, keep the organ healthy for only a short period of time. For example, the storage time for hearts is limited to approximately six hours. Because of the short time span available for removal and transplant of an organ, potential organ donees often fail to receive the needed organs.

         Multi-Organ Preservation. The Company is seeking to develop Hextend(R) for use as a single solution that can simultaneously preserve all of a single donor's organs. When used as an organ preservation solution,Hextend(R) would be perfused into the donor's body while the body is chilled, thereby eliminating an undesirable condition called "warm ischemia," caused when an organ is warm while its blood supply is interrupted. The use of Hextend(R) in conjunction with the chilling of the body should help to slow down the process of organ deterioration by a number of hours so that a surgeon can remove all organs for donation and transplant. The Company's current estimates are that each such preservation procedure could require as much as 50 to 100 liters of Hextend(R).

         The Company believes that the ability to replace an animal's blood with the Company's solution, to maintain the animal at near freezing temperatures for several hours, and then revive the animal, would demonstrate that the solution could be used for multi-organ preservation. Company scientists have revived animals after more than six hours of cold blood-substitution, and have observed heart function in animals maintained cold and blood-substituted for more than eight hours. An objective of the Company's research and development program is to extend the time span in which animal subjects can be maintained in a cold, blood-substituted state before revival or removal of organs for transplant purposes. Organ transplant procedures using animal subjects could then be conducted to test the effectiveness of Hextend(R) as an organ preservative.

Other Potential Uses of BioTime Solutions

         Long-term Tissue and Organ Banking. The development of marketable products and technologies for the preservation of tissues and vital organs for weeks and months is a long-range goal of the Company's research and development plan. To permit such long-term organ banking the Company may attempt to develop products and technologies that can protect tissues and organs from the damage that occurs when human tissues are subjected to subfreezing temperatures. Proprietary solutions and protocols have already been developed by the Company which allow liquid nitrogen storage of full thickness rat and hamster skin grafts with subsequent survival following transplantation to host animals.

         Cold-Protected Chemotherapy. Isolated regional perfusion of anti-cancer drugs has been used to treat melanoma of the limbs, and inoperable tumors of the liver. The Company believes that employing such a procedure while the patient is kept in ice-cold blood-substitution may allow high doses of toxic anti-cancer drugs to be directed at disseminated, inoperable tumors within vital organs. Keeping the rest of the patient in a cold, blood substituted state may reduce or eliminate the circulation of the toxic drugs to healthy tissues.

         BioTime considers such surgical techniques to be a longer range goal of its research and development program for hypothermic surgery products. Use of this complex technology in the practice of oncology can occur only after ice-cold blood-substitution has advanced to an appropriate level of safety and effectiveness.


Research and Development Strategy

         From inception through June 30, 1996, the Company has spent $4,773,028 on research and development. The greatest portion of BioTime's research and development efforts have been devoted to the development of Hextend(R) and other solutions for multi-organ preservation, low temperature surgery, conventional surgery and emergency care. A lesser portion of the Company's research and development efforts have been devoted to developing solutions and protocols for storing organs and tissues at subfreezing temperatures. In the future the Company may explore other applications of its products and technologies, including cancer chemotherapy. As the first products achieve market entry, more effort will be expended to bring the next tier of products to maturity.

         One major focus of the Company's research and development effort has been on products and technology to extend the time animals can be kept cold and blood-substituted, and then revived without physical impairment. An integral part of that effort has been the development of techniques and procedures or "protocols" for use of the Company's products. A substantial amount of data has been accumulated through animal tests, including the proper drugs and anesthetics, the temperatures at which blood should be removed and restored, solution volume, the temperature range for maintaining circulatory arrest, and the rate at which the subject should be rewarmed.

         Experiments intended to test the efficacy of the Company's blood substitute solutions and protocols for surgical applications involve replacing the animal's blood with low temperature blood substitute solution, maintaining the animal in a cold blood-substituted state for a period of time, and then attempting to revive the animal. Experiments for multi-organ preservation involve the maintenance of the animal subjects at cold temperatures for longer periods of time than would be required for many surgical applications, followed by transplant procedures to test the viability of one or more of the subject's vital organs.

         The Company is conducting experiments, using both small and large animals, at hospital and medical school research facilities. These collaborative research programs are testing solutions and protocols developed in the Company's laboratories and, in some cases, comparing the efficacy of the Company's blood substitute solutions with commercially available FDA approved products manufactured by other companies. The Company intends to continue to foster relations with research hospitals and medical schools for the purpose of conducting collaborative research projects because it believes that such projects will introduce the Company's potential products to members of the medical profession and provide the Company with objective product evaluations from independent research physicians and surgeons.

         It is the Company's policy to retain all patent and intellectual property rights to its products, including any improvements that may be derived or refined from Company financed research programs. However, to obtain funding for additional research and development for pre-clinical and clinical studies, the Company may seek to enter into joint venture, licensing, or other collaborative arrangements with pharmaceutical companies. There is no assurance that any such arrangements can be made.


Manufacturing

Facilities Required

         The Company has sufficient equipment, space and personnel needed to synthesize the quantities of Hextend(R) used in its research activity, but the Company does not have facilities to manufacture the solution in commercial quantities, or under "good manufacturing practice" required by the FDA. Any products that are approved by the FDA will have to be manufactured according to "good manufacturing practices" in commercial quantities, and with sufficient stability to withstand the distribution process, and in compliance with such federal and state regulatory requirements as may be applicable. The active ingredients and component parts of the products must be either USP or themselves manufactured according to "good manufacturing practices". In order to obtain FDA approval for the sale of its synthetic blood plasma volume expander, blood substitute and organ preservation solutions, the Company will be required to conduct clinical trials using products manufactured according to good
manufacturing   practices,  at  a  facility  that  has  passed  FDA  inspection.
Accordingly, the Company will need to enter into product manufacturing arrangements with an established pharmaceutical company or the Company will have to acquire its own manufacturing facility.

         Through an agreement with McGaw, Inc., a subsidiary of IVAX Corporation, BioTime has obtained approximately 6,000 liters of Hextend(R) for use in human clinical trials and in stability, pharmacology and toxicology testing. Discussions are continuing with McGaw and other pharmaceutical companies regarding the commercial manufacture and marketing of Hextend,(R) PentaLyteTM and other BioTime blood plasma volume expander and blood replacement products.

         Acquiring a manufacturing facility would involve significant expenditure of time and money for design and construction of the facility, purchasing equipment, hiring and training a production staff, purchasing raw material and attaining an efficient level of production. To avoid the incurrence of those expenses and delays, the Company is seeking contract, licensing or joint venture arrangements with established pharmaceutical companies for the production of the Company's products. In joint ventures or licensing arrangements that include marketing rights, the participating pharmaceutical company would be entitled to a large portion of the profits from sales to end users or would pay the Company a royalty on net sales.

         If contractual arrangements for the manufacture of the Company's products cannot be made on terms acceptable to the Company, the Company would be required to establish its own production facilities. Although the Company has not determined the cost of constructing production facilities that meet FDA requirements, it expects that the cost would be substantial, and that the Company would need to raise additional capital in the future for that purpose. There can be no assurance that the Company will be able to obtain the capital required for the acquisition of production facilities, or that satisfactory arrangements will be made with third parties to manufacture and distribute any products.


Raw Materials

         Although most ingredients in the products being developed by the Company are readily obtainable from multiple sources, the Company knows of only a few manufacturers of the hydroxyethyl starches that serve as the active ingredient in Hextend(R) and PentaLyte(TM). One of the hydroxyethyl starch manufacturers is McGaw, Inc., which has produced limited quantities of Hextend(R) for BioTime's use in clinical trials.

         BioTime is pursuing discussions with McGaw and other hydroxyethyl starch manufacturers to obtain commercial quantities of hydroxyethyl starch or Hextend(R) and PentaLyte.(TM) However, McGaw and other manufacturers produce hydroxyethyl starch for use in plasma expanders with which Hextend(R) and PentaLyte(TM) might compete and there is no assurance that any of those manufacturers will be willing to provide hydroxyethyl starch to BioTime or to manufacture and market Hextend,(R) PentaLyte(TM) or other products under a license from BioTime.

         If the Company is unable to secure a supply or production agreement with one of the known manufacturers, the Company would have to acquire a manufacturing facility and the technology to produce hydroxyethyl starch according to "good manufacturing practices." The possibility of producing hydroxyethyl starch through a co-operative effort with a small, independent starch manufacturer is also being considered. The Company would have to raise additional capital to participate in the development and acquisition of the necessary production technology and facilities.

         If arrangements cannot be made for a source of supply of hydroxyethyl starch, BioTime would have to reformulate its solutions to use one or more other starches that are more readily available. In order to reformulate its products, the Company would have to perform new laboratory testing to determine whether the alternative starches could be used in a safe and effective synthetic plasma, blood substitute or organ preservation solution. If needed, such testing would be costly to conduct and would delay the Company's product development program, and there is no certainty that any such testing would demonstrate that an alternative ingredient, even if chemically similar to the one currently used by BioTime, would be as safe or effective in BioTime's solutions.

Marketing

         The Company has not established a marketing and sales organization, but it may need to do so if it obtains FDA approval for commercial production of its products. The Company's proposed products and services are intended for sale to hospitals, medical centers and scientists engaged in the practice of specific areas of medicine or medical research, including transplantation, neurosurgery, cardiovascular surgery, anesthesiology, oncology, emergency room and trauma care, critical care, and biomedical research.

         The Company intends to seek contract, licensing or joint venture arrangements with established pharmaceutical companies for marketing the Company's products. Although such arrangements could permit the Company to receive revenues from the sale of its products expeditiously and with lower costs, the Company would have to share those revenues with the participating pharmaceutical companies. There can be no assurance that any pharmaceutical companies will be willing to enter into marketing arrangements on terms acceptable to the Company.

         If the Company does not enter into licensing or other arrangements for the sale of its products by one or more pharmaceutical companies, the Company would have to establish its own marketing organization. Due to the complexity of the technologies being developed by the Company, prospective end-users will have to be trained in the proper use of products that the Company may develop.

         In order to market any new products it may develop, the Company also plans to publish studies in scientific journals, and to present studies and the results of its work at meetings of medical and scientific professional organizations. BioTime also will continue to seek opportunities to conduct research in collaboration with well-known institutions and to demonstrate its work at scientific conventions.


Government Regulation

         The FDA will regulate the Company's proposed products as drugs, biologicals, or medical devices, depending upon such factors as the use to which the product will be put, the chemical composition and the interaction of the product on the human body. Products that are intended to be introduced into the body, such as blood substitute solutions for low temperature surgery and plasma expanders, will be regulated as drugs but will also be reviewed by the FDA staff responsible for evaluating biologicals.

         The Company's human drug products will be subject to rigorous FDA review and approval procedures. After testing in animals, an Investigational New Drug (IND) application must be filed with the FDA to obtain authorization for human testing. Extensive clinical testing, which is generally done in three phases, must then be undertaken at a hopital or medical center to demonstrate optimal use, safety and efficacy of each product in humans. Each clinical study is conducted under the auspices of an independent Institutional Review Board ("IRB"). The IRB will consider, among other things, ethical factors, the safety of human subjects and the possible liability of the institution. The time and expense required to perform this clinical testing can far exceed the time and expense of the research and development initially required to create the product. No action can be taken to market any therapeutic product in the United States until an appropriate New Drug Application ("NDA") has been approved by the FDA. Even after initial FDA approval has been obtained, further studies may be required to provide additional data on safety or to gain approval for the use of a product as a treatment for clinical indications other than those initially targeted. In addition, use of these products during testing and after marketing could reveal side effects that could delay, impede or prevent FDA marketing approval, resulting in a FDA ordered product recall, or in FDA imposed limitations on permissible uses.

         The FDA also regulates the manufacturing process of pharmaceutical products and requires that a portion of the clinical trials for new products be conducted using products produced in compliance with "good manufacturing practices." See "Manufacturing."

         Sales of pharmaceutical products outside the United States are subject to foreign regulatory requirements that vary widely from country to country. Even if FDA approval has been obtained, approval of a product by comparable regulatory authorities of foreign countries must be obtained prior to the commencement of marketing the product in those countries. The time required to obtain such approval may be longer or shorter than that required for FDA approval.


Patents and Trade Secrets

         On April 18, 1995, the Company was granted a United States Patent which protects methods for using BioTime's proprietary solutions, including the use of Hextend(R) and PentaLyteTM to replace blood. Claims include the use of the solutions at normal and hypothermic (below normal) body temperatures as plasma expanders, and for increasing circulation of a hypovolemic (acute blood loss) patient. Additional patent applications have been filed in the United States and certain other countries for Hextend(R) and other solutions. These patent applications include claims for patent protection of the composition of the Company's solutions and patent protection of methods of using the solutions. The Company also holds a United States Patent on its microcannula.

         The Company has been informed that 62 additional claims in two patent applications have been allowed; and patents are expected to issue within the next six months. There is no assurance that any additional patents will be issued, or that any patents now held or later obtained by the Company will not be successfully challenged by third parties and declared invalid or infringing of third party claims. Further, the enforcement of patent rights often requires the prosecution of litigation against third party infringers, and such litigation can be costly to pursue.

         While the Company believes that the protection of patents and licenses is important to its business, the Company also will rely on trade secrets, know-how and continuing technological advancement to maintain its competitive position. The Company has entered into intellectual property, invention and non-disclosure agreements with its employees and it is the Company's practice to enter into confidentiality agreements with its consultants. There can be no assurance, however, that these measures will prevent the unauthorized disclosure or use of the Company's trade secrets and know-how or that others may not independently develop similar trade secrets and know how or obtain access to the Company's trade secrets, know-how or proprietary technology. If, in the future, the techniques for use of the Company's products become widely known through academic instruction or publication, patent protection would become more important as a means of protecting the Company's market share for its products.



Licensed Products and Technology

         The Company has obtained from Cryomedical Sciences, Inc. ("CMSI") a royalty free, non-exclusive license to make, have made, use and sell certain experimental hypothermic blood substitute solutions for cryonics, cancer and AIDS research and treatment. The licensed solutions were developed by three of BioTime's scientists while they were employed by CMSI before BioTime was founded. The license granted by CMSI will terminate if Paul Segall, Harold Waitz, Hal Sternberg, Judith Segall, Lawrence Cohen, Donna Cohen, Victoria
Bellport, Alan Gelband, Trans Time, Inc. (a corporation in which certain officers and directors of BioTime own an interest) and Ronald Barkin in the aggregate do not own at least 33-1/3% of the Company's Common Shares which are not sold to the public or otherwise owned by public shareholders (the "Insiders' Shares"). As of June 30, 1996, such persons owned an aggregate of 596,165 shares, representing 98% of the Insiders' Shares. The license is not assignable or transferable.

         The technology and solutions licensed from CMSI were used by the Company's scientists in its initial experiments. However, the Company has developed its own patented blood substitute and organ preservation solutions, and is no longer using CMSI's solutions in its research and development program and does not intend to pursue the commercial exploitation of those licensed solutions.


Competition

         If successfully developed, the Company's solutions will compete with the plasma volume expanders and organ preservation solutions presently manufactured by established pharmaceutical companies, and with human blood products. For example, DuPont Pharmaceuticals presently markets Hespan,(R) an artificial plasma volume expander, and Viaspan,(TM) a solution for use in the preservation of kidneys, livers and pancreases for surgical transplant. Other blood plasma replacement products are being developed, and clinical trials have either begun or are expected to begin in the near future for some of these products, including Pentaspan(TM) (a solution used for the collection of red blood cells from patients) and a genetically engineered human albumin. To compete with new and existing plasma expanders, the Company is developing products that contain constituents that may prevent or reduce the physiological imbalances that can affect the patient's tissue and organ function. To compete with existing organ preservation solutions, the Company is seeking to develop a solution that can be used to preserve all organs simultaneously and for long periods of time.

         CMSI, which was founded by four of the Company's executive officers and directors, is attempting to develop blood substitution and cold protecting solutions for low temperature surgery, for organ preservation and for the treatment of trauma victims. Somatogen, Inc. is developing a synthetic hemoglobin blood substitute that may also have application in bloodless surgery, in treatment of trauma victims, and in organ preservation. A number of other companies are known to be developing artificial hemoglobin and other synthetic red blood cell substitutes and technologies that may compete directly with the products and technologies that the Company is developing. In general, red cell substitutes are more expensive to produce and potentially more toxic than Hextend(R) and PentaLyte.TM Some of these competing companies have substantially larger research facilities and technical staffs and greater financial and marketing resources than BioTime.

         Generic plasma expanders intended to compete with HespanTM have recently been introduced in the United States market. As a result, competition in the plasma expander market has intensified and wholesale prices have declined. Competition in the areas of business targeted by the Company is likely to intensify as new products and technologies reach the market. Superior new products are likely to sell for higher prices and generate higher profit margins once acceptance by the medical community is achieved. Those companies that are successful in introducing new products and technologies to the market first may gain significant economic advantages over their competitors in the establishment of a customer base and track record for the performance of their products and technologies. Such companies will also benefit from revenues from sales which could be used to strengthen their research and development, production, and marketing resources. All companies engaged in the medical products industry face the risk of obsolescence of their products and technologies as more advanced or cost effective products and technologies are developed by their competitors. As the industry matures, companies will compete based upon the performance and cost effectiveness of their products.

Employees

         As of June 30, 1996, the Company employed nine persons on a full-time basis and two persons on a part-time basis. Three of the full-time employees hold Ph.D. or Masters Degrees in one or more fields of science.


Item 2. Facilities

         The Company presently occupies an approximately 5,200 square foot office and laboratory facility in Berkeley, California under a lease that will expire on May 31, 1997, subject to the Company's option to renew the lease for an additional 24 month period. The current rent is $5,000 per month. If the Company exercises its renewal option, rent during the option period will be $5,300 per month, plus the cost of utilities. This facility serves as the Company's principal executive office and laboratory for small animal experiments.

         The Company uses, on a fee per use basis, facilities for surgical research on animals at an unaffiliated privately run research center located in Winters, California. Contracting for the use of research facilities has enabled the Company to initiate its research projects without the substantial capital cost, overhead costs and delay associated with the acquisition and maintenance of a modern animal surgical research facility.

Item 3.   Legal Proceedings.

         The Company is not presently involved in any material litigation or proceedings, and to the Company's knowledge no such litigation or proceedings are contemplated.


Item 4.   Submission of Matters to a Vote of Security Holders.

         Not applicable.

                                     PART II

Item 5.   Market for Registrant's Common Equity and Related Stockholder Matters.


         The Company's Common Shares are traded in the over-the-counter market on the NASDAQ Small Cap Market System under the symbol BTIM, and on the Boston Stock Exchange under the symbol BTM. The closing price of the Company's Common Shares on the NASDAQ Small Cap Marker System on September 13, 1996 was $19.

         The following table sets forth the range of high and low bid prices for the Common Shares for the fiscal years ended June 30, 1995 and 1996, based on transaction data as reported on the NASDAQ Small Cap Market System.

Quarter Ended                         High                              Low

September 30, 1994                  $ 3 1/8                            $  2
December 31, 1994                     2 3/8                            1 3/4
March 31, 1995                       1 15/16                           1 3/8
June 30, 1995                        1 7/8                             1 3/8
September 30, 1995                   5 3/8                             1 1/4
December 31, 1995                    4 3/8                             2 3/8
March 31, 1996                      10 1/8                             2 5/8
June 30, 1996                       22 1/4                             8 1/4

         As of August 12, 1996, there were 118 shareholders of record of the Common Shares based upon information from the Registrar and Transfer Agent.

         The Company has paid no dividends on its Common Shares since its inception and does not plan to pay dividends on its Common Shares in the foreseeable future.

         Item 6. Selected Financial Data

         The selected financial data as of June 30, 1996 and 1995 and for three years ended June 30, 1996 and the period from inception (November 30, 1990) to June 30, 1996 presented below have been derived from the financial statements of the Company which have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing elsewhere herein (which expresses an unqualified opinion and includes an explanatory paragraph related to the development stage of the Company's operations). The selected financial data should be read in conjunction with the Company's financial statements and notes thereto and "MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITIONAND RESULTS OF OPERATIONS" included elsewhere.

Statement of Operations
Data:
                                                                                  Period from Inception
                                                                                   (November 30, 1990)
                                                June 30,                            to June 30, 1996
                           ---------------------------------------------------   -----------------------
                                   1996             1995             1994
                              --------------    -------------   --------------

EXPENSES:
Research and development        $(1,142,168)     $(1,791,698)   $    (777,668)               (4,773,028)
General and administrative         (954,049)        (808,432)        (931,439)               (4,020,775)
                              --------------    -------------   --------------        ------------------
Total expenses                   (2,096,217)      (2,600,130)      (1,709,107)               (8,793,803)
                              --------------    -------------   --------------        ------------------
INCOME:
Interest                             127,212          218,416          152,438                   678,698
Other                                  3,760            3,967            9,716                    50,634
                              --------------    -------------   --------------        ------------------
Total Income                         130,882          222,383          162,154                   729,332
                              --------------    -------------   --------------        ------------------
Net loss                      $   1,965,335)    $ (2,377,747)   $  (1,546,953)        $      (8,064,471)
                              ==============    =============   ==============        ==================
Net loss per share            $        (.75)    $       (.90)   $        (.76)        $           (4.14)
                              ==============    =============   ==============        ==================
Shares used in calculating
per share data                     2,609,244        2,633,464        2,046,445                 1,947,448
                              ==============    =============   ==============        ==================


Balance Sheet Data:

                                                June 30,
                           ---------------------------------------------------
                                   1996             1995             1994
                              --------------    -------------   --------------
Cash, cash equivalents and
short term investments          $  2,443,121     $  3,440,896    $   5,719,046
Working Capital                    2,727,986        3,180,200        5,780,949
Total assets                       2,968,474        3,610,330        5,909,050
Shareholders' equity               2,839,245        3,231,603        5,799,379


Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations.

Overview

         Since its inception in November 1990, the Company has been engaged primarily in research and development activities. The Company has not yet generated significant operating revenues, and as of June 30, 1996 the Company had incurred a cumulative net loss of $8,064,471.

         Most of the Company's research and development efforts have been devoted to the development of Hextend(R) and PentaLyte.TM The Company has filed an IND with the FDA and has received permission to commence Phase III clinical trials of Hextend(R) in human patients. These clinical trials are expected to begin in October 1996 at the Duke University Medical Center in Durham, North Carolina. Additional studies are being designed to assess the value of Hextend(R) in other surgical applications. The costs of such clinical trials and other studies may be substantial, and it might be necessary for the Company to obtain additional financing in order to complete these studies.

         In order to bring other new products, such as Pentalyte,TM to the medical market place, it will be necessary for the Company to file an IND with the FDA and to conduct clinical trials of each new product. The cost of preparing those IND filings and conducting those clinical trials is not presently determinable. It may be necessary for the Company to obtain additional financing in order to complete any clinical trials that may begin for its new products.

         The Company plans to continue to provide funding for its laboratory testing programs at selected medical schools and hospitals for the purpose of developing additional uses of Hextend,(R) PentaLyteTM and other new products, but the amount of research that will be conducted at those institutions will depend upon the extent to which the Company can raise sufficient capital for research in addition to the funding required for the clinical testing of new products. If funding for collaborative research at medical schools and hospitals is curtailed, the Company will have to rely on in-house research, using small laboratory animals and less sophisticated surgical procedures.

         To address its anticipated need for manufacturing and marketing resources, the Company is continuing to identify domestic and international pharmaceutical companies that, based upon their current product lines and resources, might be able to manufacture and market the Company's products if and when the necessary regulatory approvals are obtained. The acquisition of the Company's own production facilities and the development of the Company's own marketing organization is also being considered in the event that production and marketing arrangements cannot be made with established pharmaceutical companies on terms that the Company deems advantageous. Additional capital will be required in order for the Company to acquire its own production facilities and marketing organization.

         Because the Company's research and development expenses, clinical trial expenses, and production and marketing expenses will be charged against earnings for financial reporting purposes, management expects that losses from operations will continue to be incurred for the foreseeable future.

Results of Operations

Years Ended June 30, 1996 and June 30, 1995

         From inception (November 30, 1990) through June 30, 1996, the Company generated $729,332 of revenues, comprised of $50,634 from the sale of products and services, and $678,698 in interest. For the year ended June 30, 1996, the Company generated $130,882 of revenues, including $3,670 from the sale of products, and $127,212 in interest. For the year ended June 30, 1995, the Company generated total revenues of $222,383, comprised of $3,967 from the sale of microcannulas and solutions for research purposes, and $218,416 in interest. The decrease in interest income is attributable to the decrease in cash and cash equivalents from 1995 to 1996. Limited test marketing of the Company's laboratory research equipment, through advertisements in trade publications, has resulted in sales of a small number of microcannulas. Although the Company may continue to test market its laboratory research equipment, and to promote its ability to perform research services, the Company's ability to generate substantial operating revenue depends upon its success in developing and marketing its blood substitute and organ preservation solutions and technology for medical use.

         From inception (November 30, 1990) through June 30, 1996, the Company incurred $4,773,028 of research and development expenses, including salaries, supplies and other expense items. Research and development expenses decreased to $1,142,168 for the year ended June 30, 1996, from $1,791,698 for the year ended June 30, 1995. The decrease in research and development expenses is attributable to a decrease in the number and scope of research collaborations the Company is sponsoring, since there has been a shift in the focus of the Company from research to clinical studies. It is expected that research and development expenses will increase as the Company commences clinical testing of Hextend(R).

         From inception (November 30, 1990) through June 30, 1996, the Company incurred $4,020,775 of general and administrative expenses. General and administrative expenses increased to $954,049 for the year ended June 30, 1996, from $808,432 for the year ended June 30, 1995. This increase is primarily attributable to an amortized expense of $143,000 associated with a two year agreement the Company entered into with a financial advisor in exchange for warrants to purchase the Company's common shares (See Note 5 to the accompanying financial statements). Otherwise, general and administrative expenses decreased, due to a general concentration of resources and personnel on development and testing of the Company's products.


Years Ended June 30, 1995 and June 30, 1994

         For the year ended June 30, 1995, the Company generated total revenues of $222,383, comprised of $3,967 from the sale of microcannulas and solutions for research purposes, and $218,416 in interest. For the year ended June 30, 1994, the Company had total revenues of

$162,154, comprised of $9,716 from the sale of products and services, and $152,438 in interest. During March 1994, the Company completed a second public offering of its common shares. The increase in interest income in fiscal year 1995 over fiscal year 1994 is attributable to the increase in cash from the public offering and investment of the offering proceeds.

         Research and development expenses increased to $1,791,698 for the year ended June 30, 1995, from $777,668 for the year ended June 30, 1994. The increase in research and development expenses is attributable to an increase in the scope of Company sponsored research collaborations, the manufacturing of two lots of Hextend(R) solution under "good manufacturing practices," and the initiation of stability, toxicology and pharmacology studies needed for filing of the Company's first Investigational New Drug application (IND).

         General and administrative expenses decreased to $808,432 for the year ended June 30, 1995 from $931,439 for the year ended June 30, 1994. The decrease in general and administrative expenses is due largely to a focus of resources and personnel to development and testing of the Company's products.


Taxes

         At June 30, 1996, the Company had a cumulative net operating loss carryforward of approximately $7,866,000 for federal income tax purposes.


Liquidity and Capital Resources

         Because of the developmental nature of the Company's business, it is unlikely that in the near future the Company will be able to generate internally the funds necessary to carry on its planned operations. The Company expects that its cash on hand will be sufficient to finance the Company's operations for the next 12 months. Since inception, the Company has financed its operations through the sale of equity securities. Presently, the Company is seeking financing from pharmaceutical and medical device companies that may be interested in licensing or otherwise acquiring marketing rights to Hextend(R) and other BioTime products. Financing may also be obtained through additional public or private offerings of equity and debt securities.

         The future availability and terms of equity and debt financings and collaborative arrangements with industry partners cannot be predicted. The unavailability or inadequacy of financing to meet future capital needs could force the Company to modify, curtail, delay or suspend some or all aspects of its planned operations.

ITEM 8.   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          INDEX TO FINANCIAL STATEMENTS


                                                                     Pages

Independent Auditors' Report                                            23

Balance Sheets                                                          24

Statements of Operations                                                25

Statements of Shareholders' Equity                                   26-27

Statements of Cash Flows                                             28-29

Notes to Financial Statements                                        30-34

INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholders
BioTime, Inc.


We have audited the accompanying balance sheets of BioTime, Inc. (a development stage company) as of June 30, 1996 and 1995, and the related statements of operations, shareholders' equity, and cash flows for the period from November 30, 1990 (inception) to June 30, 1996 and for each of the three years in the period ended June 30, 1996, These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BioTime, Inc. as of June 30, 1996 and 1995, and the results of its operations and its cash flows for the period from November 30, 1990 (inception) to June 30, 1996 and for each of the three years in the period ended June 30, 1996 in conformity with generally accepted accounting principles.

The Company is in the  development  stage as of June 30,  1996.  As discussed in
Note 1 to the financial statements, successful completion of the Company's product development program and ultimately the attainment of profitable operations is dependent upon future events, including maintaining adequate financing to fulfill its development activities, obtaining regulatory approval for products ultimately developed, and achieving a level of sales adequate to support the Company's cost structure.


DELOITTE & TOUCHE LLP
Oakland, California
August 8, 1996



                                                   BIOTIME, INC.
                                           (A Development Stage Company)


                                                  BALANCE SHEETS


           ASSETS                                                                                June 30
                                                                                     ------------------------------
                                                                                          1996             1995

CURRENT ASSETS
Cash and cash equivalents (Note 2)                                                    $  2,443,121     $  3,440,896
Research and development supplies on hand (Note 2)                                         200,000
Prepaid expenses and other current assets (Note 5)                                         214,094           50,731
                                                                                     -------------    -------------
Total current assets                                                                     2,857,215        3,491,627

EQUIPMENT, Net of accumulated depreciation of $98,219 and $62,681 (Notes
2)                                                                                         101,559          108,655
ORGANIZATION COSTS, Net of accumulated amortization of $4,196 and
$3,848 (Note 2)                                                                                                 348
DEPOSITS                                                                                     9,700            9,700
                                                                                     -------------    -------------
TOTAL ASSETS                                                                         $   2,968,474    $   3,610,330
                                                                                     =============    =============

        LIABILITIES AND SHAREHOLDERS' EQUITY

CURRENT LIABILITIES--Accounts payable and accrued liabilities                        $     129,229    $     311,427
                                                                                     -------------    -------------
COMMON SHARES, subject to rescission, no par value, issued and
 outstanding 37,392 shares (Note 5)                                                                          67,300
                                                                                     -------------    -------------

SHAREHOLDERS' EQUITY:
Preferred Shares, no par value,  undesignated as to Series, authorized 1,000,000 shares; none outstanding (Note 5)
Common Shares, no par value, authorized 5,000,000 shares; issued
 and outstanding 2,756,521 and 2,559,822 shares (Notes 2 and 5)                         10,834,575        9,261,598
Contributed Capital                                                                         93,972           93,972
Deficit accumulated during development stage                                           (8,089,302)      (6,123,967)
                                                                                     -------------    -------------
Total shareholders' equity                                                               2,839,245        3,231,603
                                                                                     -------------    -------------
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY                                            $  2,968,474     $  3,610,330
                                                                                     =============    =============


See notes to financial statements.

                                  BIOTIME, INC.
                          (A Development Stage Company)

                            STATEMENTS OF OPERATIONS



                                                                                                            Period from Inception
                                                                                                             (November 30, 1990)
                                                                   Year Ended June 30,                        to June 30, 1996
                                                     --------------------------------------------------       --------------------
                                                          1996              1995              1994
                                                     --------------     -------------    --------------

EXPENSES (Notes 2,3,4,5 and 6):
Research and development                            $    (1,142,168)    $ (1,791,698)    $    (777,668)    $         4,773,028)
General and administrative                                (954,049)         (808,432)         (931,439)             (4,020,775)
                                                     --------------     -------------    --------------    --------------------
Total expenses                                          (2,096,217)       (2,600,130)       (1,709,107)             (8,793,803)
                                                     --------------     -------------    --------------    --------------------

INCOME:
Interest                                                    127,212           218,416           152,438                 678,698
Other                                                         3,670             3,967             9,716                  50,634
                                                     --------------     -------------    --------------    --------------------
Total income                                                130,882           222,383           162,154                 729,332
                                                     --------------     -------------    --------------    --------------------

NET LOSS                                             $  (1,965,335)     $ (2,377,747)    $  (1,546,953)    $        (8,064,471)
                                                     --------------     -------------    --------------    --------------------
NET LOSS PER SHARE (Note 2)                          $        (.75)     $       (.90)    $        (.76)    $             (4.14)
                                                     ==============     =============    ==============    ====================

NUMBER OF SHARES USED FOR
 CALCULATION OF NET LOSS
 PER SHARE (Note 2)                                       2,609,244         2,633,464         2,046,445               1,947,448
                                                     ==============     =============    ==============    ====================


See notes to financial statements.

                                  BIOTIME, INC.
                          (A Development Stage Company)

                       STATEMENTS OF SHAREHOLDERS' EQUITY

                                      Series A Convertible                                             Deficit
                                        Preferred Shares                                             Accumulated
                                                                                                        During
                                                                                                     Development
                                                                    Common Shares                       Stage
                                    ------------------------  -----------------------               ---------------
                                    Number of                  Number of               Contributed
                                     Shares        Amount       Shares       Amount     Capital
                                    ---------    -----------  -----------  ----------  ----------

BALANCE, November 30, 1990
 (date of inception)
NOVEMBER 1990
 Common shares issued for cash                                    437,587  $      263
DECEMBER 1990:
 Common shares issued for
 stock of a separate entity at
 fair value(Note 5)                                               350,070     137,400
 Contributed equipment at appraised
 value                                                                                    $16,425
 Contributed cash                                                                          77,547
MAY 1991:
 Common shares issued for cash
 less offering costs (Note 5)                                      33,725      54,463
 Common shares issued for stock
 of a separate entity at fair value
 (Note 5)                                                          33,340      60,000
JULY 1991:
 Common shares issued for
 services performed                                                10,000      18,000
AUGUST-DECEMBER 1991
 Preferred shares issued for
 cash less less offering costs of
$125,700                              120,000       474,300
MARCH 1992:
 Common shares issued for
 cash less offering costs of $1,015,873                           724,500   4,780,127
 Preferred shares converted
 into common shares                 (120,000)      (474,300)      120,000     474,300
 Dividends declared and paid
 on preferred shares                                                                                      (24,831)
NET LOSS FROM INCEPTION                                                                                (2,174,436)
                                    ---------    -----------    ---------  ----------    --------      -----------
BALANCE AT JUNE 30, 1993                --        $    --        1,709,222  $5,524,553   $ 93,972     $(2,199,267)


See notes to financial statements.                                                               (Continued)


                                  BIOTIME, INC.
                          (A Development Stage Company)

                       STATEMENTS OF SHAREHOLDERS' EQUITY



                                       Series A Convertible                                             Deficit
                                         Preferred Shares                                             Accumulated
                                                                                                         During
                                                                    Common Shares                    Development Stage
                                       --------------------  ------------------------                --------------
                                       Number of              Number of                 Contributed
                                        Shares     Amount       Shares       Amount      Capital
                                       ---------  ---------  ------------  ----------   ----------
MARCH  1994:
 Common shares issued for cash less
 offering  costs of  $865,826                                     935,200   3,927,074
NET LOSS                                                                                                (1,546,953)
                                       ---------  ---------     ---------  ----------     --------     ------------
BALANCE AT JUNE 30, 1994                          $   --        2,644,422  $9,451,627    $  93,972    $ (3,746,220)
AUGUST 1994  - JUNE 1995
 Common shares repurchased
 with cash                                                       (84,600)   (190,029)
NET LOSS                                                                                                (2,377,747)
                                       ---------  ---------     ---------  ----------     --------     ------------
BALANCE AT JUNE 30, 1995                   --    $    --        2,559,822  $9,261,598    $  93,972    $ (6,123,967)
JULY  - SEPTEMBER 1995
 Common shares repurchased
 with cash                                                        (6,200)    (12,693)
APRIL - JUNE 1996
 Common shares issued for
 cash (exercise of options and warrants)                          165,507   1,162,370
 Common shares issued for cash
 (lapse of recission) (Note 5)                                     37,392      67,300
 Common shares warrants and options
 granted for services                                                         356,000
NET LOSS                                                                                                (1,965,335)
                                       ---------  ---------     ---------  ----------     --------     ------------
BALANCE AT JUNE 30, 1996                  --      $   --        2,756,521 $10,834,575    $  93,972    $ (8,089,302)
                                       =========  =========     =========  ==========     ========     ============

See notes to financial statements.                                                                                   (Concluded)


                                  BIOTIME, INC.
                          (A Development Stage Company)

                            STATEMENTS OF CASH FLOWS

                                                                                                              Period from Inception
                                                                                                                (November 30, 1990)
                                                                       Year  Ended June 30,                      to June 30, 1996
                                                      -------------------------------------------------------    ------------------

                                                            1996                1995               1994
                                                      ----------------     ---------------    ---------------

OPERATING ACTIVITIES:
Net loss                                              $   (1,965,335)    $   (2,377,747)     $     (1,546,953)      $  (8,064,471)
Adjustments to reconcile net loss to net
 cash used in operating activities:
 Depreciation and amortization                                35,886             32,051                29,500             114,618
 Cost of Services - options and warrants                     167,932                                                      185,932
 Changes in operating assets and
  liabilities:
  Research and development supplies on hand                (200,000)                                                     (200,000)
  Prepaid expenses and other current
   assets                                                     24,705             53,543              (51,540)             (26,026)
  Deposits                                                                      (5,400)                                    (9,700)
  Organizational costs                                                                                                     (4,196)
  Accounts payable                                         (182,198)            267,326                 9,661              127,499
                                                      --------------       ------------       ---------------        -------------
Net cash used in operating activities                    (2,119,010)         (2,030,227)           (1,559,332)          (7,876,344)
                                                      --------------       ------------       ---------------        -------------

INVESTING ACTIVITIES:
Sale of investments                                                                                                        197,400
Purchase of short-term investments                                           (3,000,000)          (5,000,000)          (9,946,203)
Redemption of short-term investments                                          8,000,000            1,934,000             9,934,000
Purchase of equipment and furniture                         (28,442)           (59,624)              (41,420)             (183,353)
                                                      --------------       ------------       ---------------         ------------
Net cash provided by (used in) investing
 activities                                                 (28,442)          4,940,376           (3,107,420)                1,844
                                                      --------------       ------------       ---------------         -------------

FINANCING ACTIVITIES:
Issuance of preferred shares for cash                                                                                      600,000
Preferred shares placement costs                                                                                          (125,700)
Issuance of common shares for cash                                                                  4,792,900           10,710,926
Net proceeds from exercise of common share
options and warrants                                      1,162,370                                                      1,162,370
Common shares placement costs                                                                       (865,826)           (1,881,699)
Contributed capital - cash                                                                                                  77,547
Dividends paid on preferred shares                                                                                         (24,831)
Repurchase of common shares                                 (12,693)           (188,299)                                  (200,992)
                                                      --------------       ------------       ---------------         -------------
Net cash provided by (used in) financing activities        1,149,677           (188,299)            3,927,074            10,317,621
                                                      --------------       ------------       ---------------         -------------
INCREASE (DECREASE) IN CASH AND CASH
EQUIVALENTS                                                (997,775)          2,721,850             (739,678)            2,443,121

CASH AND CASH EQUIVALENTS:
At beginning of period                                    3,440,896             719,046             1,458,724                --
                                                      --------------       ------------       ---------------         -------------
At end of period                                      $   2,443,121        $  3,440,896       $       719,046         $  2,443,121
                                                      ==============       ============       ===============         =============

See notes to financial statements.                                                                                   (Continued)

                                       28

                                  BIOTIME, INC.
                          (A Development Stage Company)

                            STATEMENTS OF CASH FLOWS




                                                                                                    Period from Inception
                                                                                                     (November 30, 1990)
                                                           Year Ended June 30,                        to June 30, 1996
                                           -----------------------------------------------------     --------------------
                                                 1996               1995               1994
                                           ----------------    ---------------     -------------
NONCASH FINANCING AND
 INVESTING ACTIVITIES:
Receipt of contributed equipment                                                                          $          16,425
Issuance of common shares                                                                                               400
 in exchange for shares of
 common stock of Cryomedical
 Sciences, Inc. in a stock-for-stock
 transaction                                                                                              $            197,
Accrued public offering costs                                                                             $          54,458
Granting of options and warrants for       $      356,000                                                 $         356,000
 services



See notes to financial statements.                                                                                   (Concluded)

                                                   BIOTIME, INC.
                                          (A Development Stage Company)

                                           NOTES TO FINANCIAL STATEMENTS

1.       GENERAL AND DEVELOPMENT STAGE ENTERPRISE

         General - BioTime, Inc. (the Company) was organized November 30, 1990 as a California corporation. The Company is a biomedical organization, currently in the development stage, which is engaged in research and development of synthetic plasma expanders, blood substitute solutions, and organ preservation solutions, for use in surgery, trauma care, organ transplant procedures, and other areas of medicine.

         Development Stage Enterprise - Since inception, the Company has been engaged in research and development activities in connection with the development of synthetic blood substitute and organ preservation products. The Company has not had any significant operating revenues and has incurred operating losses of $8,064,471 from inception to June 30, 1996. The successful completion of the Company's product development program and, ultimately, achieving profitable operations is dependent upon future events including maintaining adequate capital to finance its future development activities, obtaining regulatory approvals for products that may be ultimately developed and achieving a level of sales adequate to support the Company's cost structure.

         While the Company successfully completed two public offerings of its common shares and, at June 30, 1996, had remaining cash and cash equivalents of over $2,400,000, management believes that additional funds will be required for the successful completion of its product development activities.


2.       SIGNIFICANT ACCOUNTING POLICIES

         Cash and cash equivalents include cash, money market funds, and U.S. Government securities with original maturities of three months or less.

         Equipment  is stated at cost or, in the case of donated  equipment,  at
         fair  market   value.   Equipment  is  being   depreciated   using  the
         straight-line method over a period of sixty months.

         Organizational costs are amortized over a period of sixty months.

         Patent costs associated with obtaining patents on products being developed are expensed as research and development expenses when incurred. These costs totaled $95,598 for the year ended June 30, 1996, $83,430 for the year ended June 30, 1995, $60,777 for the year ended June 30, 1994, and cumulatively, $276,617 for the period from inception (November 30, 1990) to June 30, 1996.

         Research and development supplies on hand are comprised of a quantity of the Company's Hextend(R) solution for use in human clinical trials.

         Research and development costs, consisting principally of salaries, payroll taxes, research and laboratory fees, are expensed as incurred.

         Income Taxes: At June 30, 1996, the Company has not realized any taxable income since its inception and has federal and state loss carryforwards of $7,866,000 and $3,933,000 for both financial statement and tax purposes as follows:

         Year of
         Expiration                         Federal            State
         ----------                         -------            -----
           2006                            $  255,000       $ 128,000
           2007                               710,000         355,000
           2008                             1,209,000         604,000
           2009                             1,547,000         774,000
           2010                             2,348,000       1,174,000
           2011                             1,797,000         898,000

           Total                           $7,866,000      $3,933,000

         In the event of a significant change in the ownership of the Company, the utilization of such loss carryforwards could be substantially limited.

         Net Loss Per Share is based on the weighted average number of common shares outstanding during the periods presented. For all periods presented, all unexercised warrants and options are considered to be antidilutive and were not included in the computation.


3.       COMMITMENTS AND CONTINGENCIES

         The Company has employment agreements with five officers/shareholders for the five-year period commencing June 1, 1996 that provide for compensation for each individual at $85,000 for the first year, $92,000 for the second year, $99,000 for the third year, $106,000 for the fourth year, and $113,000 for the fifth year. These officers/shareholders have signed intellectual property agreements with the Company as a condition of their employment.

         The Company had an employment agreement with the former Chairman of the Board/shareholder for the three year period commencing April 25, 1994 that provides for compensation at $60,000 for the first year, $100,000 for the second year, and $105,000 for the third year. The Chairman has signed an intellectual property agreement with the Company as a condition of his employment.

         In December 1990, the Company was granted a fully paid, royalty-free worldwide irrevocable nonexclusive license to make, have made, use and sell CMSI's hypothermic blood substitute solution that exists in CMSI's patent application. The license granted by CMSI will terminate if certain officers/shareholders in the aggregate do not own at least 33 1/3% of the interest in the Company not sold to the public or otherwise owned by public shareholders. At June 30, 1996 the license is still in effect.


4.       LEASES

         In June 1993, the Company entered into a two-year lease agreement for its principal office and research facilities. Rent expense totaled $58,188, $53,388, and $25,200 for each of the three years ended June 30, 1996, 1995 and 1994, respectively; and cummulatively, $167,326 for the period from inception to June 30, 1996. During July 1994, the lease was amended to include additional space and to extend the expiration period to May 31, 1997, subject to the Company's option to renew the lease for an additional 24 month period. Rent for the initial term of the new lease is $4,500 per month for the first year, $4,900 per month for the second year, and $5,000 per month for the third year. If the Company exercises its option to renew the lease, rent during the option period will be $5,300 per month, plus the cost of utilities.

5.       SHAREHOLDERS' EQUITY

         In May 1991, the Company received $121,763, net of offering costs of $6,237, in a private placement offering in exchange for 71,117 common shares. The investors in certain states where the shares were sold may have had the right to rescind their investment in 37,392 shares. Accordingly, 37,392 shares and related amounts were excluded from shareholders' equity in the financial statements. As of June 30, 1996, any such right to rescind the investment had lapsed, and 37,392 shares have been included in shareholders' equity in the financial statements.

         In March 1992, the Company completed an underwritten initial public offering of 724,500 common shares, at an initial price to the public of $8.00 per share. The net proceeds to the Company, after deducting expenses of the offering, was $4,780,127.

         Under the terms of the underwriting agreement for the public offering, the Company sold to the underwriter, for $60, warrants to purchase 61,889 common shares at an exercise price of $9.60 per share, subject to adjustment to prevent dilution. The underwriter's warrants will expire on March 4, 1997. As a result of dilution, adjustments were made; and some warrants have been exercised. Warrants to purchase 36,563 common shares at an exercise price of $7.81, as adjusted, remained outstanding at June 30, 1996.

         In March 1994, the Company completed a second underwritten public offering of 935,200 common shares, at an initial price to the public of $5.125 per share. The net proceeds to the Company, after deducting expenses of the offering, was $3,927,074. Under the terms of the underwriting agreement for the public offering, the Company sold to the underwriter, for $5, warrants to purchase 90,000 common shares at an exercise price of $7.18 per share, subject to adjustment to prevent dilution. These underwriter's warrants will expire on March 4, 2000. Some warrants have been exercised and at June 30, 1996, warrants to purchase 81,000 common shares remained outstanding.

         The Board of  Directors  of the Company  adopted the 1992 Stock  Option
         Plan (the "Plan") in September 1992, which was approved by the shareholders at the 1992 Annual Meeting of Shareholders, on December 1, 1992. Under the Plan, as amended, the Company has reserved 400,000 Common Shares for issuance under options granted to eligible persons. No options may be granted under the Plan more than ten years after the date the Plan was adopted by the Board of Directors, and no options granted under the Plan may be exercised after the expiration of ten years from the date of grant.

         At June 30, 1996, options for the purchase of 230,000 shares under the Plan were held by employees, officers, directors, members of the scientific advisory board and certain consultants. Such options are exercisable at prices ranging from $1.99 to $10.79 beginning from one to two years after the grant date and expire after five to ten years from the grant date. Certain options require the achievement of performance criteria. At June 30, 1996, 167,498 options were exercisable at prices ranging from $1.99 to $10.79. Options for 57,000 common shares have been exercised as of June 30, 1996. During fiscal 1996, 62,000 options were granted.

         During 1996, certain consultants agreed to accept stock options as full or partial payment for the services they render to the Company. Options to purchase a total of 60,000 shares were issued to those consultants. The fair value of the consulting services is the basis for recording the transaction in the Company's financial records and will be recognized as the related services are performed ($25,000 in fiscal
         1996).

         During September 1995, the Company entered into an agreement with a firm to act as its financial advisor. In exchange for financial consulting services associated in part with a plan to secure additional capital, the Company issued to the financial advisor warrants to purchase 100,000 common shares at a price of $6 per share, and the Company agreed to issue additional warrants to purchase up to an additional 200,000 common shares at a price equal to the greater of (a) 150% of the average market price of the common shares during the three months prior to grant or (b) $6 per share. The additional warrants were to be issued in equal quarterly installments over a two year period, beginning October 15, 1995. The Company may terminate the financial advisory agreement on 30 days notice, in which case the next warrant issuance would be accelerated to the date on which notice of termination is given, but no additional warrants would be issued. As of June 30, 1996, the total number of warrants to purchase Common Shares issued was 175,000; 150,000 of which will be exercisable at a price of $6 per share, and 25,000 of which will be exercisable at a price of $7.32 per share. As of July 15, 1996, warrants to purchase an additional 25,000 shares were issued, which will be exercisable at a price of $30.04 per share.

         The total value of these warrants at the agreement date was estimated to be approximately $300,000. The financial advisor was assisting the Company in identifying and negotiating with potential investors and investment bankers. It was the Company's expectation to complete a financing by the first quarter of fiscal 1997 and to include this amount in expenses of the offering. During the fourth quarter of 1996, the Company determined that the financing would not occur within its initial timing estimate and accordingly capitalized the warrant value and is amortizing this amount over the term of the agreement.

         In October 1995, the Financial Accounting Standards Board issued SFAS No. 123, "Accounting for Stock-Based Compensation," which the Company will adopt in fiscal year 1997. Pursuant to the new standard, companies are encouraged, but are not required, to adopt the fair value method of accounting for employee stock-based transactions. Companies are also permitted to continue to account for such transactions under Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," but would be required to disclose pro forma results of operations in a note to the financial statements and, if presented, per share amounts as if the company had applied the new method of accounting. The Company has not yet determined if it will elect to change to the fair value method, nor has it determined the effect the new standard will have on operating results and related per share amounts should it elect to make such change. Adoption of the new standard will have no effect on the Company's cash flows.

         In June 1994, the Board of Directors authorized management to repurchase up to 200,000 shares of the Company's common shares at market price at the time of purchase. As of June 30, 1996, 90,800 shares have been repurchased and retired.

6.       RELATED PARTY TRANSACTIONS

         During the years ended June 30, 1994, 1995 and 1996,  $9,230,  $81,043,
         and   $19,940  in  fees  for   consulting   services   was  paid  to  a
         shareholder/member of the Board of Directors.


7.       QUARTERLY RESULTS (UNAUDITED)

         Summarized  results of operations for each quarter of fiscal 1994, 1995 and 1996 are as follows:
                                     First           Second             Third           Fourth           Total
         1994                       Quarter          Quarter           Quarter          Quarter           Year
         Net loss                   $318,717         $431,161          $301,441         $495,634       $1,546,953
         Net loss per share          $ .18           $ .25             $ .15            $ .18            $ .76


         1995

         Net loss                   $483,737         $631,714          $553,095         $709,201       $2,377,747
         Net loss per share          $ .18             $ .24            $  .21           $ .27            $ .90


         1996

         Net loss                   $377,407         $463,395          $413,230         $711,303       $1,965,335
         Net loss per share         $ .13             $ .18              $ .16            $ .27            $ .75

Item 9. Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

     Not applicable.

                                    PART III

Item 10.   Directors and Executive Officers of the Registrant.

Directors and Executive Officers

         The names and ages of the directors and executive officers of the Company are as follows:

Name                             Age                                 Position
Paul Segall, Ph.D.                54                  President, Chief Executive Officer and Director

Judith Segall                     43                  Secretary, Vice President of Technology and
                                                      Director

Victoria Bellport                 31                  Chief Operating and Financial Officer, Vice
                                                      President of Operations, Treasurer and Director

Hal Sternberg, Ph.D.              43                  Vice President of Research and Director

Harold Waitz, Ph.D.               54                  Vice President of Engineering and Director

Ronald S. Barkin                  50                  Director


         Paul Segall, Ph.D., 54, is President and Chief Executive Officer of BioTime and has served as a director of the Company since 1990. He was a research scientist for Cryomedical Sciences, Inc. ("CMSI") and a member of its Board of Directors from 1987 to December 1990, serving as Director of Research and Vice President of Research for CMSI, from April 1988 until 1989. Dr. Segall received a Ph.D. in Physiology from the University of California at Berkeley in 1977.

         Victoria Bellport, 31, is Chief Financial Officer and Executive Vice President of BioTime and has been a director of the Company since 1990. Ms. Bellport received a B.A. in Biochemistry from the University of California at Berkeley in 1988.

         Hal Sternberg, Ph.D., 43, is Vice President of Research of BioTime and has been a director of the Company since 1990. He was a research scientist for CMSI from 1987 to December 1990, serving as Vice President of Biochemistry for CMSI from November 1987 to 1989. Dr. Sternberg was a visiting scientist and research Associate at the University of California at Berkeley from 1985-1988, where he supervised a team of researchers studying Alzheimer's Disease. Dr. Sternberg received his Ph.D. from the University of Maryland in Biochemistry in 1982.

         Harold Waitz, Ph.D., 54, is Vice President of Engineering of BioTime and has been a director of the Company since 1990. He was a research scientist for CMSI from 1987 to December 1990, serving as Vice President of Technology for CMSI from November 1987 to 1989. From 1986-1988, Dr. Waitz served as Vice President of Research at the Winters Institute, a non-profit biomedical research institution, at which Dr. Waitz studied arteriosclerosis in primates. He received his Ph.D. in Biophysics and Medical Physics from the University of California at Berkeley in 1983.

         Ronald S. Barkin, 51, has been a director of the Company since 1990. Mr. Barkin is an attorney with a background in civil and corporate law. He is an active member of the California Bar, and has practiced in that state since 1971.

         Judith Segall, 43, has been Vice President of Technology and Secretary of BioTime since 1990 and has been a director since 1996. Ms. Segall previously served as a director of the Company from 1990 through 1994. Ms. Segall received a B.S. in Nutrition and Clinical Dietetics from the University of California at Berkeley in 1989.

         There are no family relationships among the directors or officers of the Company, except that Paul Segall and Judith Segall are husband and wife.

         Mr. Lawrence Cohen retired as Chairman of the Board of the Company in the first quarter of fiscal 1997.

Directors' Meetings, Compensation and Committees of the Board

         The Board of Directors does not have a standing Audit Committee, Compensation Committee, or Nominating Committee. Nominees to the Board of Directors are selected by the entire Board.

         The Board of Directors has a Stock Option Committee that administers the Company's 1992 Stock Option Plan and makes grants of options to key employees, consultants, scientific advisory board members and independent contractors of the Company. The members of the Stock Option Committee are Victoria Bellport and Paul Segall. The Stock Option Committee was formed during September 1992.

         During the fiscal year ended June 30, 1996, the Board of Directors met nine times. No director attended fewer than 75% of the meetings of the Board or any committee on which they served.

         Directors of the Company and members of committees of the Board of Directors who are employees of the Company are not compensated for serving as directors or attending meetings of the Board or committees of the Board.
Directors are entitled to reimbursements for their out-of-pocket expenses incurred in attending meetings of the Board or committees of the Board. Directors who are employees of the Company are also entitled to receive compensation in such capacity. Ronald S. Barkin, the only director who is not an employee of the Company, received a fee of $200 per hour for attending meetings of the Board and for performing other duties as a director and consultant to the Company.

Compliance with Section 16(a) of the Securities Act of 1934

         Section 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), requires the Company's directors and executive officers and persons who own more than ten percent (10%) of a registered class of the Company's equity securities to file with the Securities and Exchange Commission (the "SEC") initial reports of ownership and reports of changes in ownership of Common Shares and other equity securities of the Company. Officers, directors and greater than ten percent beneficial owners are required by SEC regulation to furnish the Company with copies of all reports they file under Section 16(a).

         To the Company's knowledge, based solely on its review of the copies of such reports furnished to the Company and written representations that no other reports were required, all Section 16(a) filing requirements applicable to its officers, directors and greater than ten percent beneficial owners were complied with during the fiscal year ended June 30, 1996.


Item 11.   Executive Compensation.

         None of the Company's executive officers received compensation from the Company in excess of $100,000 during the fiscal year ended June 30, 1996. The Company has entered into a new five-year employment agreement (the "Employment Agreement") with Paul Segall, the President and Chief Executive Officer of the Company. The Employment Agreement will expire on December 31, 2000 but may terminate prior to the end of the term if Dr. Segall (1) dies, (2) leaves the Company, (3) becomes disabled for a period of 90 days in any 150 day period, or
(4) is discharged by the Board of Directors for failure to carry out the reasonable policies of the Board, persistent absenteeism, or a material breach of a covenant. Under his Employment Agreement, Dr. Segall is presently receiving an annual salary of $85,000. Dr. Segall will receive a one-time cash bonus of $25,000 if the Company receives at least $1,000,000 of equity financing from a pharmaceutical company. Dr. Segall will be entitled to seek a modification of his Employment Agreement before the expiration of the five year term if the market value of the Company's outstanding capital stock exceeds $75,000,000.

         In the event of Dr. Segall's death during the term of his Employment Agreement, the Company will pay his estate his salary for a period of six month or until December 31, 2000, whichever first occurs. In the event that Dr. Segall's employment terminates, voluntarily or involuntarily, after a change in control of the Company through an acquisition of voting stock, an acquisition of the Company's assets, or a merger or consolidation of the Company with another corporation or entity, Dr. Segall will be entitled to severance compensation equal to the greater of (a) 2.99 times his average annual compensation for the preceding five years and (b) the balance of his base salary for the unexpired portion of the term of his Employment Agreement.

         The Board of Directors has also approved employment agreements that contain the same or similar change of control severance benefits for the other executive officers of the Company.

         Dr. Segall has also executed an Intellectual Property Agreement which provides that the Company is the owner of all inventions developed by Dr. Segall during the course of his employment.

         The following table summarizes certain information concerning the compensation paid to Dr. Segallduring the last three fiscal years.

                           SUMMARY COMPENSATION TABLE

                                                                                                   Long-Term
                                            Annual Compensation                                   Compensation
Name                                        -------------------                                   ------------
and
Principal
Position                        Year             Salary($)              Bonus                     Stock Options
- - -----------                     -----            ---------              ------                    -------------

Paul Segall                     1996              $76,041
Chief Executive                 1995              $67,500
Officer                         1994              $63,796              $25,000

Stock Option Plan

         During 1992, the Company adopted the 1992 Stock Option Plan and granted to Paul Segall options to purchase 21,000 Common Shares at $9.22 per share. The options granted to Dr. Segall will expire five years after the date of grant, and became exercisable in three equal annual installments. No options were granted to any of the Company's executive officers during the last fiscal year.

         The following table provides information with respect to Dr. Segall concerning the exercise of options during the last fiscal year and unexercised options held as of June 30, 1996.

                Aggregated Options Exercised in Last Fiscal Year,
                        and Fiscal Year-End Option Values

                        Number of
                         Shares                                   Number of                       Value of Unexercised
                        Acquired        Value              Unexercised Options at                In-the-Money Options at
                           on         Realized                June 30, 1996                        June 30, 1996(1)
Name                    Exercise         ($)            Exercisable   Unexercisable           Exercisable   Unexercisable
- - -----------            -----------    --------          -----------   -------------           -----------   -------------
Paul Segall                 0            --               21,000            0                  $239,610           0

(1) Based on the average of the high and low bid prices of a Common Share ($20.63) as reported on the NASDAQ Small Cap Market System on such date.

Item 12.   Security Ownership of Certain Beneficial Owners and Management.

         The  following  table sets  forth  information  as of August  31,  1996 concerning  beneficial  ownership of Common Shares by each shareholder  known by the Company to be the  beneficial  owner of 5% or more of the  Company's  Common
Shares, and the Company's executive officers and directors:

                                                            Number of         Percent of
                                                              Shares            Total
                                                           ----------         ----------
Alfred D. Kingsley(1)
Gary K. Duberstein
Greenbelt Corp.                                              302,500             10.2%
Greenway Partners, L.P.
Greenhouse Partners, L.P.
277 Park Avenue, 27th floor
New York, NY 10017

Paul and Judith Segall (2)                                   217,035              7.8 %

Spinnaker Technology Fund, L.P. (3)
SoundView Asset Management, Inc.
22 Gatehouse Road
Stamford, Connecticut 06902                                  192,300              6.9

Harold D. Waitz (4)                                          153,790              5.5

Hal Sternberg (5)                                            145,890              5.2

Victoria Bellport                                             59,445              2.1

Ronald S. Barkin(6)                                           31,670              1.1

All officers and directors
as a group (6 persons)(7)                                    607,830             21.8%
- - ---------------------------

(1) Includes 200,000 Common Shares issuable upon the exercise of certain warrants owned beneficially by Greenbelt Corp. Mr. Kingsley and Mr. Duberstein may be deemed to beneficially own the warrant shares that Greenbelt Corp. beneficially owns. Includes 25,000 Common Shares owned by Greenway Partners, L.P. Greenhouse Partners, L.P. is the general partner of Greenway Partners, L.P., and Mr. Kingsley and Mr. Duberstein are the general partners of Greenhouse Partners, L.P. Greenhouse Partners, L.P., Mr. Kingsley, and Mr. Duberstein may be deemed to beneficially own the common shares that Greenway Partners, L.P. beneficially owns. Includes 74,500 Common Shares owned solely by Mr. Kingsley, as to which Mr. Duberstein disclaims beneficial ownership. Includes 3,000 Common Shares owned solely by Mr. Duberstein, as to which Mr. Kingsley disclaims beneficial ownership.

(2) Includes 128,690 shares held of record by Paul Segall and 58,345 shares held of record by Judith Segall. Includes 21,000 Common Shares issuable upon the exercise of certain options.

(3) SoundView Asset Management, Inc. is the general partner of Spinnaker Technology Fund, L.P. and has disclaimed beneficial ownership of such shares.






(4) Includes 21,000 Common Shares issuable upon the exercise of certain options.

(5) Includes 21,000 Common Shares issuable upon the exercise of certain options.

(6) Includes 15,000 Common Shares issuable upon the exercise of certain options.

(7) Includes 78,000 Common Shares issuable upon the exercise of certain options.

Item 13.   Certain Relationships and Related Transactions.

         During the twelve months ended June 30, 1996, $19,940 in fees for consulting services was paid to Ronald S. Barkin, a member of the Board of Directors.

         During September 1995, the Company entered into an agreement for financial advisory services with Greenbelt Corp., a corporation controlled by Alfred D. Kingsley and Gary K. Duberstein. Under this agreement the Company issued to the financial advisor warrants to purchase 100,000 common shares at a price of $6 per share, and the Company agreed to issue additional warrants to purchase up to an additional 200,000 common shares at a price equal to the greater of (a) 150% of the average market price of the common shares during the three months prior to issuance and (b) $6 per share. The additional warrants were to be issued in equal quarterly installments over a two year period, beginning October 15, 1995. The Company may terminate the financial advisory agreement on 30 days notice, in which case the next warrant issuance would be accelerated to the date on which notice of termination is given, but no additional warrants would be issued. The exercise price and number of common shares for which the warrants may be exercised are subject to adjustment to prevent dilution in the event of a stock split, combination, stock dividend, reclassification of shares, sale of assets, merger or similar transaction. As of June 30, 1996, the total number of warrants to purchase common shares issued was 175,000; 150,000 of which will be exercisable at a price of $6 per share, and 25,000 of which will be exercisable at a price of $7.32 per share. As of July 15, 1996, warrants to purchase an additional 25,000 shares were issued, which will be exercisable at a price of $30.04 per share.

         Under the agreement, upon the request of Greenbelt Corp., the Company will file a registration statement to register the warrants and underlying Common Shares for sale under the Securities Act of 1933, as amended (the "Act") and applicable state securities or "Blue Sky" laws. The Company will bear the expenses of registration, other than any underwriting discounts that may be incurred by Greenbelt Corp. in connection with a sale of the warrants or common shares. The Company shall not be obligated to file more than two such registration statements, other than registration statements on Form S-3. Greenbelt Corp. also is entitled to include warrants and common shares in any registration statement filed by the Company to register other securities for sale under the Act.

         The Company has agreed to reimburse Greenbelt Corp. for all reasonable out-of-pocket expenses incurred in connection with its engagement as financial advisor, and to indemnify Greenbelt Corp. and the officers, affiliates, employees, agents, assignees, and controlling person of Greenbelt Corp. from any liabilities arising out of or in connection with actions taken on behalf of the Company under the agreement.

                                     PART IV


Item 14.   Exhibits, Financial Statement Schedules and Reports on Form 8-K

(a-1) Financial Statements.

The following financial statements of BioTime, Inc. are filed in the Form 10-K:
                                                                                        Page
                                                                                        -----

Report of Independent Auditors                                                            23

Balance Sheet at June 30, 1996 and 1995                                                   24

Statements of  Operations  for each of the three years in the period ending June
30, 1996, and for the period from
November 30, 1990 (inception) to June 30, 1996                                            25

Statements of Shareholders' Equity for the period from
November 30, 1990 (inception) to June 30, 1996                                          26-27

Statements  of Cash Flows for each of the three years in the period  ending June
30, 1996, and for the period from November 30, 1990 (inception) to June 30, 1996
28-29

Notes to Financial Statements                                                           30-34


(a-3) Exhibits.

Exhibit
Numbers           Description

3 (a)     Articles of Incorporation as Amended.+

  (c)     By-Laws, As Amended.#

4 (a)     Specimen of Common Share Certificate.+

  (b)     Form of Warrant.#

  (c)     Form of Underwriter's Warrant.#

  (d)     Form of Underwriter's Warrant.**

10 (a) Lease Agreement dated July 1, 1994 between the Registrant and Robert and Norah Brower, relating to principal executive offices of the Registrant.*

10 (b) Employment Agreement dated June 1, 1996 between the Company and Paul Segall.++

10 (c) Employment Agreement dated June 1, 1996 between the Company and Hal Sternberg.++

10 (d) Employment Agreement dated June 1, 1996 between the Company and Harold Waitz.++

10 (e) Employment Agreement dated June 1, 1996 between the Company and Judith Segall.++

10 (f) Employment Agreement dated June 1, 1996 between the Company and Victoria Bellport.++

10 (g)    Intellectual  Property  Agreement  between the Company and Paul
          Segall.+

10 (h)    Intellectual  Property  Agreement  between  the Company and Hal
          Sternberg.+

10 (i)    Intellectual  Property  Agreement between the Company and Harold
          Waitz.+

10 (j)    Intellectual  Property  Agreement between the Company and Judith
          Segall.+

10 (k)    Intellectual Property Agreement between the Company and Victoria
          Bellport.+

10 (l) Agreement between CMSI and BioTime Officers Releasing Employment Agreements, Selling Shares, and Transferring Non-Exclusive License.+

10(m) Agreement for Trans Time, Inc. to Exchange CMSI Common Stock for BioTime, Inc. Common Shares.+

10 (n)    1992 Stock Option Plan, as amended.^

10 (o) Employment Agreement dated April 1, 1994 between the Company and Lawrence Cohen.*

10 (p)    Intellectual Property Agreement between the Company and Lawrence
          Cohen.^

10 (q) Severance Agreement, dated August 19, 1996 between the Company and Lawrence Cohen.++

23 (a)    Consent of Deloitte & Touche LLP++



+ Incorporated by reference to Registration Statement on Form S-1, File Number 33-44549 filed with the Securities and Exchange Commission on December 18, 1991, and Amendment No. 1 and Amendment No. 2 thereto filed with the Securities and Exchange Commission on February 6, 1992 and March 7, 1992, respectively.

# Incorporated by reference to Registration Statement on Form S-1, File Number 33-48717 and Post-Effective Amendment No. 1 thereto filed with the Securities and Exchange Commission on June 22, 1992, and August 27, 1992, respectively.

^ Incorporated by reference to the Company's Form 10-K for the fiscal year ended June 30, 1993.

** Incorporated by reference to Registration Statement on Form S-1, File Number 33-73256 filed with the Securities and Exchange Commission on December 22, 1993, and Amendment No.1 thereto filed with the Securities and Exchange Commission on February 24, 1994.

* Incorporated by reference to the Company's Form 10-K for the fiscal year ended June 30, 1994.

++ Filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report on Form 10-K to be signed on its behalf by the undersigned, thereunto duly authorized on the 24th day of September 1996.

                                       BIOTIME, INC.

                                            /s/ Paul E. Segall
                                       By:  -----------------------------
                                            Paul E. Segall, Ph.D.
                                            President and Chief Executive
                                            Officer (Principal executive
                                            officer)

         Signature                          Title                                       Date
         ---------                          -----                                       ----

/s/ Paul E. Segall
- - -------------------------------
                                    President, Chief Executive Officer and              September 24, 1996
Paul E. Segall, Ph.D.               Director (Principal Executive Officer)

/s/ Harold D. Waitz
- - -------------------------------
                                    Vice President and Director                         September 24, 1996
Harold D. Waitz, Ph.D.

/s/ Hal Sternberg
- - -------------------------------
                                    Vice President and Director                         September 24, 1996
Hal Sternberg, Ph.D.

/s/ Victoria Bellport
- - -------------------------------
                                    Chief Financial Officer and                         September 24, 1996
Victoria Bellport                   Director (Principal Financial and
                                    Accounting Officer)
/s/ Judith Segall
- - -------------------------------
                                    Vice President, Corporate Secretary                 September 24, 1996
Judith Segall                       and Director

/s/ Ronald S. Barkin
- - -------------------------------
                                    Director                                            September 24, 1996
Ronald S. Barkin